Debt and Equity Securities - Maturity of Amortized Cost and Estimated Market Value of Debt Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt And Equity Securities [Abstract]
Held-to-maturity, Due in one year or less, Amortized Cost	$ 3,131
Held-to-maturity, Due after one year through five years, Amortized Cost	10,088
Held-to-maturity, Due after five years through ten years, Amortized Cost	3,202
Held-to-maturity, Due after ten years, Amortized Cost	4,304
Held-to-maturity, Gross Amortized Cost	20,725
Held-to-maturity, Mortgage-backed securities, Amortized Cost	7,398
Held-to-maturity, Amortized Cost	28,123	26,823
Held-to-maturity, Due in one year or less, Estimated Market Value	3,179
Held-to-maturity, Due after one year through five years, Estimated Market Value	10,325
Held-to-maturity, Due after five years through ten years, Estimated Market Value	3,241
Held-to-maturity, Due after ten years, Estimated Market Value	4,328
Held-to-maturity, Gross Estimated Market Value	21,073
Held-to-maturity, Mortgage-backed securities, Estimated Market Value	7,327
Held-to-maturity, Estimated Market Value	28,400	26,561
Available-for-sale securities, Due in one year or less, Amortized Cost	2,351
Available-for-sale securities, Due after one year through five years, Amortized Cost	55,661
Available-for-sale securities, Due after five years through ten years, Amortized Cost	87,398
Available-for-sale securities, Due after ten years, Amortized Cost	681
Available-for-sale securities, Gross Amortized Cost	146,091
Available-for-sale securities, Mortgage-backed securities, Amortized Cost	201,429
Available-for-sale securities, Amortized Cost	347,520	336,335
Available-for-sale securities, Due in one year or less, Estimated Market Value	2,354
Available-for-sale securities, Due after one year through five years, Estimated Market Value	55,283
Available-for-sale securities, Due after five years through ten years, Estimated Market Value	86,514
Available-for-sale securities, Due after ten years, Estimated Market Value	680
Available-for-sale securities, Gross Estimated Market Value	144,831
Available-for-sale securities, Mortgage-backed securities, Estimated Market Value	201,589
Available-for-sale securities, Estimated Market Value	$ 346,420	$ 329,373